Capital and financing transactions (Tables)	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Schedule of Capital and Financing Transactions

	For the three months ended
	April 30, 2026		April 30, 2025
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,232,792,128	$22,089	1,245,527,961	$22,136
Issued in relation to share-based payments, net	378,695	29	21,402	2
Repurchased for cancellation under the Normal Course Issuer Bid	(6,383,463)	(116)	–	–
Outstanding at end of period	1,226,787,360	$22,002	1,245,549,363	$22,138

	For the six months ended
	April 30, 2026		April 30, 2025
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,236,305,738	$22,067	1,244,435,686	$22,054
Issued in relation to share-based payments, net	1,741,732	140	1,113,677	84
Repurchased for cancellation under the Normal Course Issuer Bid	(11,260,110)	(205)	–	–
Outstanding at end of period	1,226,787,360	$22,002	1,245,549,363	$22,138